Unissued equity - Additional Information (Detail) $ / shares in Units, $ in Thousands, $ in Thousands	Dec. 23, 2023 USD ($)	Jun. 30, 2025 $ / shares	Jan. 14, 2025 shares	Jun. 19, 2024 $ / shares shares	Dec. 23, 2023 AUD ($)	Dec. 23, 2023 USD ($)	Dec. 20, 2023 shares	Nov. 30, 2023 shares	Oct. 23, 2023 AUD ($)	Oct. 23, 2023 USD ($)
Disclosure of unissued equity [Line Items]
Par value per share | $ / shares
Unsecured Convertible Promissory Note [Member]
Disclosure of unissued equity [Line Items]
Notional amount					$ 380,224	$ 250,000			$ 776,670	$ 500,000
Borrowings, interest rate									10.00%	10.00%
Percentage Of Borrowings That Are Called Up For Equity Instrument	50.00%
Interest expense on borrowings | $	$ 3,014
Cash Paid | $						$ 253,014
American Depositary Shares [Member]
Disclosure of unissued equity [Line Items]
Number of shares issued			110,688					52,400
American Depositary Shares [Member] | Unsecured Convertible Promissory Note [Member]
Disclosure of unissued equity [Line Items]
Number of shares issued				11,834			11,834
Ordinary shares [member] | Unsecured Convertible Promissory Note [Member]
Disclosure of unissued equity [Line Items]
Number of shares issued				5,916,970
Par value per share | $ / shares				$ 0.0643